FINANCIAL STATEMENT EFFECTS OF RATE REGULATION - REGULATORY ASSETS AND LIABILITIES (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 0
Enbridge Gas Distribution Inc.
FINANCIAL STATEMENT EFFECTS
Cumulative costs relating to consulting contract capitalized		CAD 179	CAD 166
Average service life		25 years
Other Postretirement Plans | Enbridge Gas Distribution Inc.
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected		CAD 75	84	CAD 89
Term for collection of OPEB balance commencing from 2013				20 years
Liquids Pipelines | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		1,048	898
Liquids Pipelines | Tolling Deferrals
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities		(39)	(39)
Liquids Pipelines | Pipeline future abandonment costs
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities		(47)
Liquids Pipelines | Transportation revenue adjustments
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 11	36
Recovery period		5 years
Liquids Pipelines | Recoverable income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 54	46
Recovery period		30 years
Gas Distribution | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 328	275
Gas Distribution | Purchased gas variance
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 129	673
Rolling period		12 months
Additional rolling period	24 months
Gas Distribution | Pension plans and OPEB
FINANCIAL STATEMENT EFFECTS
Regulatory assets		CAD 104	171
Gas Distribution | Constant dollar net salvage adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory assets		42	37
Gas Distribution | Unabsorbed demand cost
FINANCIAL STATEMENT EFFECTS
Regulatory assets		66	14
Recovery period				2 years
Gas Distribution | Future removal and site restoration reserves
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities		(581)	(562)
Gas Distribution | Site restoration clearance adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities		(193)	(283)
Gas Distribution | Transaction services deferral
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities		CAD (9)	(26)
Gas Distribution | Revenue adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities			(52)
Gas Pipelines And Processing | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets			CAD 24